1
Gabelli Media Mogul Fund
Schedule of Investments — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 44.6%
Broadcasting  — 2.0%
3,408 Liberty Capital Corp., Cl. C† ....................... $ 73,476
Content Creation and Aggregation  — 30.3%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 674,700
2,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ...................................................... 218,850
500 Madison Square Garden Sports Corp.† ...... 200,920
1,094,470
Entertainment  — 6.4%
2,200 Liberty Live Holdings Inc., Cl. C† ............... 232,408
Telecommunications  — 5.9%
700 EchoStar Corp., Cl. A† ............................... 71,050
13,000 Liberty Global Ltd., Cl. C† .......................... 143,000
214,050
TOTAL COMMON STOCKS .................. 1,614,404
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 55.4%
$ 2,010,000 U.S. Treasury Bills,
3.619% to 3.659%††,
07/09/26 to 09/03/26 ............................. 2,002,972
TOTAL INVESTMENTS — 100.0%
(Cost $2,927,306) .................................. $ 3,617,376
† Non-income producing security.
†† Represents annualized yields at dates of purchase.